Significant Accounting Policies (Details) - Schedule of computing income (loss) per share and the effect on income (loss) (Parentheticals)	Dec. 31, 2020
Schedule of computing income (loss) per share and the effect on income (loss) [Abstract]
Interest to cumulative preferred stock	6.00%